Schedule of Investments (unaudited)	iShares® Asia 50 ETF
June 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

China — 32.6%
Alibaba Group Holding Ltd.	8,311,600	$74,911,103
ANTA Sports Products Ltd.	662,600	6,337,100
Baidu Inc.(a)	1,260,850	13,650,022
Bank of China Ltd., Class H	46,337,000	22,835,183
BYD Co. Ltd., Class H	519,000	15,413,698
China Construction Bank Corp., Class H	54,683,960	40,423,568
China Merchants Bank Co. Ltd., Class H	1,829,000	8,311,232
China Petroleum & Chemical Corp., Class H	13,534,000	8,752,700
Industrial & Commercial Bank of China Ltd., Class H	39,549,115	23,507,162
JD.com Inc.	1,403,100	18,222,428
Kuaishou Technology(a)(b)	1,390,500	8,162,031
Li Auto Inc.(a)	649,400	5,815,690
Meituan, Class B(a)(b)	2,441,580	34,705,298
NetEase Inc.	993,300	18,967,981
PetroChina Co. Ltd., Class H	11,748,000	11,862,601
Ping An Insurance Group Co. of China Ltd., Class H	3,477,500	15,755,082
Tencent Holdings Ltd.	3,397,500	161,178,514
Trip.com Group Ltd.(a)	310,700	14,704,139
Xiaomi Corp., Class B(a)(b)	8,501,400	17,871,683
		521,387,215
Hong Kong — 5.7%
AIA Group Ltd.	6,237,400	42,200,671
CK Hutchison Holdings Ltd.	1,490,148	7,108,120
Hong Kong Exchanges & Clearing Ltd.	662,700	21,208,473
Link REIT(c)	1,417,960	5,506,455
Sun Hung Kai Properties Ltd.	838,000	7,260,881
Techtronic Industries Co. Ltd.	735,500	8,384,619
		91,669,219
Singapore — 4.5%
DBS Group Holdings Ltd.	1,123,260	29,585,321
Oversea-Chinese Banking Corp. Ltd.	2,201,674	23,380,420
United Overseas Bank Ltd.	852,000	19,652,504
		72,618,245
South Korea — 20.0%
Celltrion Inc.	87,940	11,087,720
Hyundai Motor Co.	75,418	16,083,483
KB Financial Group Inc.	208,529	11,861,158
Kia Corp.	141,122	13,204,970
LG Chem Ltd.	26,330	6,561,297
LG Energy Solution Ltd.(a)(c)	22,125	5,214,721
NAVER Corp.	82,655	9,946,176
POSCO Holdings Inc.	41,247	10,796,066
Samsung Electronics Co. Ltd.	2,848,846	167,665,344
Samsung SDI Co. Ltd.	29,041	7,415,638
Shinhan Financial Group Co. Ltd.	268,439	9,358,311
SK Hynix Inc.	302,232	51,291,355
		320,486,239
Taiwan — 35.0%
Cathay Financial Holding Co. Ltd.	5,589,235	10,150,484
Chunghwa Telecom Co. Ltd.	2,253,551	8,732,259
Security	Shares	Value

Taiwan (continued)
CTBC Financial Holding Co. Ltd.	10,984,359	$12,808,675
Delta Electronics Inc.	1,113,000	13,275,304
Fubon Financial Holding Co. Ltd.	4,926,780	12,032,134
Hon Hai Precision Industry Co. Ltd.	6,692,052	44,059,954
MediaTek Inc.	900,112	38,766,364
Quanta Computer Inc.	1,574,000	15,046,882
Taiwan Semiconductor Manufacturing Co. Ltd.	13,260,343	392,872,309
United Microelectronics Corp.	6,789,000	11,741,817
		559,486,182
Total Common Stocks — 97.8%
(Cost: $1,387,367,813)		1,565,647,100

Preferred Stocks

South Korea — 1.7%
Hyundai Motor Co.
Preference Shares, NVS	14,171	1,864,592
Series 2, Preference Shares, NVS	21,375	2,834,523
Samsung Electronics Co. Ltd., Preference Shares, NVS	468,913	21,530,961
		26,230,076

Total Preferred Stocks — 1.7%
(Cost: $20,734,998)		26,230,076
Total Long-Term Investments — 99.5%
(Cost: $1,408,102,811)		1,591,877,176

Short-Term Securities

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.48%(d)(e)(f)	8,012,363	8,014,766
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(d)(e)	930,000	930,000

Total Short-Term Securities — 0.5%
(Cost: $8,945,061)		8,944,766

Total Investments — 100.0%
(Cost: $1,417,047,872)		1,600,821,942

Liabilities in Excess of Other Assets — (0.0)%		(345,129)

Net Assets — 100.0%		$1,600,476,813

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Asia 50 ETF
June 30, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/24	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,133,425	$4,882,200	(a)	$—	$17	$(876)	$8,014,766	8,012,363	$4,416	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	800,000	130,000	(a)	—	—	—	930,000	930,000	11,976		—
					$17	$(876)	$8,944,766		$16,392		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
FTSE Taiwan Index	34	07/30/24	$2,617	$961
MSCI China Index	23	09/20/24	516	(19,258)
MSCI Emerging Markets Index	87	09/20/24	4,734	3,250
				$(15,047)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Asia 50 ETF
June 30, 2024

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$—	$1,565,647,100	$—	$1,565,647,100
Preferred Stocks	—	26,230,076	—	26,230,076
Short-Term Securities
Money Market Funds	8,944,766	—	—	8,944,766
	$8,944,766	$1,591,877,176	$—	$1,600,821,942
Derivative Financial Instruments(a)
Assets
Equity Contracts	$3,250	$961	$—	$4,211
Liabilities
Equity Contracts	—	(19,258)	—	(19,258)
	$3,250	$(18,297)	$—	$(15,047)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust

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